Acquisitions & Divestitures - Other Acquisitions (Details) - USD ($) $ in Thousands		6 Months Ended
	Dec. 30, 2024	Jun. 30, 2025
Other Acquisitions
Disclosure of detailed information about business combination [line items]
Asset acquisition, consideration paid	$ 1,181	$ 16,296